RELATED PARTIES (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($) item director	Jun. 30, 2023 USD ($) director	Dec. 31, 2023 USD ($)
RELATED PARTIES
Number of directors | director	11	9
Number of key officers	6	6
Expense included under selling and marketing in the consolidated statements of profit or loss	$ 81	$ 95
Outstanding prepaid balance included under other receivables and prepaid expenses	$ 49		$ 40